Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103
                                 (215) 988-2700




                                February 6, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re:      Turner Funds
         Post-Effective Amendment No. 42
         Registration Nos. 333-00641/811-7527

Ladies and Gentlemen:

         On behalf of the Turner Funds (the "Registrant"), and pursuant to Rule 497(j)(1) and (2) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that the form of Prospectus and Statement of Additional Information dated January 31, 2006, which would have been filed under paragraph
(c) of Rule 497 under the 1933 Act, would not have differed from that contained in the Registrant's Post-Effective Amendment No. 42, filed electronically with the Securities and Exchange Commission on January 27, 2006.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2959.

                                              Very truly yours,

                                              /s/ Joshua B Deringer
                                              ----------------------
                                              Joshua B Deringer